Investment Risks	Jun. 23, 2025
Strive 1000 Growth ETF | Change In Diversification Status Risk Member
Prospectus [Line Items]
Risk [Text Block]
Change in Diversification Status. In seeking to track its Index, the Strive 1000 Growth ETF may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A “non-diversified” fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. The Fund may be more sensitive to a single economic, business, political, regulatory, or other occurrence than a more diversified fund might be, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares.